CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 89,177	$ 73,622	$ 101,209
Fair value adjustments to hedging financial instruments	(12,748)	(3,433)	9,974
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	0	(3,127)	1,555
Fair value adjustments to investment securities classified as available-for-sale	(2,190)	2,244	(23,528)
Earnings reclassification of previously deferred fair value adjustments to investment securities classified as available-for-sale securities	2,181	0	2,106
Fair value adjustments to hedging financial instruments in associated companies	0	(206)	1,182
Other items of comprehensive (loss)/income	(6)	(74)	60
Other comprehensive (loss)/income, net of tax	(12,763)	(4,596)	(8,651)
Comprehensive income	$ 76,414	$ 69,026	$ 92,558